Fair Value Measurements (Fair Value Inputs, Assets, Quantitative Information) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Option adjusted spread, Actual (percent)					8.24%	8.88%
Weighted Average | Residential mortgage servicing rights capitalized | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted-average life (in years)	7 years 15 days	8 years 4 months 15 days	7 years 15 days	7 years 10 months 15 days	7 years 10 months 24 days	7 years 9 months 18 days	6 years 1 month 6 days
Weighted-average constant prepayment rate (percent)	13.30%	9.30%	13.50%	11.40%	11.30%	12.30%	13.80%
Weighted-average discount rate (percent)					8.80%	9.40%	6.90%
Option adjusted spread, Actual (percent)	8.90%	8.70%	8.20%	8.60%
Weighted Average | Mortgage servicing rights | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted-average life (in years)			5 years 10 months 30 days		7 years 3 months 18 days	6 years 7 months 6 days	7 years 3 months 18 days
Weighted-average constant prepayment rate (percent)			16.40%		12.60%	15.00%	11.90%
Weighted-average discount rate (percent)					8.20%	8.90%	7.70%
Option adjusted spread, Actual (percent)			8.40%		8.20%
HELOC | Minimum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Long-term Debt, FICO Score	444		444		446
HELOC | Maximum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Long-term Debt, FICO Score	817		817		818
HELOC | Weighted Average
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Long-term Debt, FICO Score	665		665		681